UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Douglas C. Floren      Greenwich, Connecticut         8/14/07
       ------------------------   --------------------------   ---------------
             [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:            55
                                               -------------
                                                 118,839
Form 13F Information Table Value Total:        -------------
                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                  FORM 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
Abbott Labs                       Common Stock   002824100   3,963    74,000 SH       sole                 74,000
-----------------------------------------------------------------------------------------------------------------------------------
Affymetrix Inc                    Common Stock   00826T108     373    15,000 SH       sole                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Ameron Intl Inc                   Common Stock   030710107   3,075    34,100 SH       sole                 34,100
-----------------------------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals Inc        Common Stock   032346108   3,811    97,000 SH       sole                 97,000
-----------------------------------------------------------------------------------------------------------------------------------
Apache Corp                       Common Stock   037411105     220     2,700 SH       sole                  2,700
-----------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals Inc         Common Stock   040047102     121    11,000 SH       sole                 11,000
-----------------------------------------------------------------------------------------------------------------------------------
Ariad Pharmaceuticals Inc         Common Stock   04033A100     532    97,000 SH       sole                 97,000
-----------------------------------------------------------------------------------------------------------------------------------
Array Biopharma Inc               Common Stock   04269X105   4,207   360,500 SH       sole                360,500
-----------------------------------------------------------------------------------------------------------------------------------
Beckman Coulter Inc               Common Stock   075811109   2,781    43,000 SH       sole                 43,000
-----------------------------------------------------------------------------------------------------------------------------------
Biomarin Pharmaceutical Inc       Common Stock   09061G101     412    23,000 SH       sole                 23,000
-----------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109   2,030    25,250 SH       sole                 25,250
-----------------------------------------------------------------------------------------------------------------------------------
Cepheid                           Common Stock   15670R107   1,752   120,000 SH       sole                120,000
-----------------------------------------------------------------------------------------------------------------------------------
Curagen Corp                      Common Stock   23126R101      33    17,000 SH       sole                 17,000
-----------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp                        Common Stock   232946103     431    10,000 SH       sole                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling Inc     Common Stock   25271C102   1,635    16,100 SH       sole                 16,100
-----------------------------------------------------------------------------------------------------------------------------------
Du Pont E.I. De Nemours & Co.     Common Stock   263534109   5,491   108,000 SH       sole                108,000
-----------------------------------------------------------------------------------------------------------------------------------
Dyadic Intl Inc Del               Common Stock   26745T101     107    42,000 SH       sole                 42,000
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys Corp                     Common Stock   278856109   1,267    64,000 SH       sole                 64,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy Conversion Devices Inc     Common Stock   292659109   1,849    60,000 SH       sole                 60,000
-----------------------------------------------------------------------------------------------------------------------------------
Exelixis Inc                      Common Stock   30161Q104   1,779   147,000 SH       sole                147,000
-----------------------------------------------------------------------------------------------------------------------------------
First Solar Inc                   Common Stock   336433107     893    10,000 SH       sole                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Fluor Corp New                    Common Stock   343412102     557     5,000 SH       sole                  5,000
-----------------------------------------------------------------------------------------------------------------------------------
Foster Wheeler LTD                SHS NEW        G36535139     535     5,000 SH       sole                  5,000
-----------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran Copper&Gold Inc  Common Stock   35671D857     414     5,000 SH       sole                  5,000
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     COM NEW        368710406   4,463    59,000 SH       sole                 59,000
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co               Common Stock   369604103  13,933   364,000 SH       sole                364,000
-----------------------------------------------------------------------------------------------------------------------------------
Gen-Probe Inc New                 Common Stock   36866T103   2,175    36,000 SH       sole                 36,000
-----------------------------------------------------------------------------------------------------------------------------------
Genomic Health Inc                Common Stock   37244C101   1,316    70,000 SH       sole                 70,000
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               Common Stock   375558103     621    16,000 SH       sole                 16,000
-----------------------------------------------------------------------------------------------------------------------------------
Hologic Inc                       Common Stock   436440101   3,706    67,000 SH       sole                 67,000
-----------------------------------------------------------------------------------------------------------------------------------
Illumina Inc                      Common Stock   452327109   1,258    31,000 SH       sole                 31,000
-----------------------------------------------------------------------------------------------------------------------------------
Immucor Inc                       Common Stock   452526106   1,021    36,500 SH       sole                 36,500
-----------------------------------------------------------------------------------------------------------------------------------
Intermune Inc                     Common Stock   45884X103   1,997    77,000 SH       sole                 77,000
-----------------------------------------------------------------------------------------------------------------------------------
Inverness Med Innovations Inc     Common Stock   46126P106   1,888    37,000 SH       sole                 37,000
-----------------------------------------------------------------------------------------------------------------------------------
Isis Pharmaceutical Inc           Common Stock   464330109   1,500   155,000 SH       sole                155,000
-----------------------------------------------------------------------------------------------------------------------------------
ISTA Pharmaceuticals Inc          COM NEW        45031X204     185    25,000 SH       sole                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
Itron Inc                         Common Stock   465741106   1,403    18,000 SH       sole                 18,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104     474     7,700 SH       sole                  7,700
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Lilly Eli & Co                    Common Stock   532457108     341     6,105 SH       sole                  6,105
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln Elec Hldgs Inc            Common Stock   533900106   1,114    15,000 SH       sole                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Medarex Inc                       Common Stock   583916101   2,622   183,500 SH       sole                183,500
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc                   Common Stock   589331107     220     4,408 SH       sole                  4,408
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Monsanto Co New                   Common Stock   61166W101   4,239    62,756 SH       sole                 62,756
-----------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               Common Stock   62855J104  15,713   422,500 SH       sole                422,500
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Nxstage Medical Inc               Common Stock   67072V103   5,838   451,500 SH       sole                451,500
-----------------------------------------------------------------------------------------------------------------------------------
Power-One Inc                     Common Stock   739308104     119    30,000 SH       sole                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceutical          Common Stock   75886F107   1,762   107,000 SH       sole                107,000
-----------------------------------------------------------------------------------------------------------------------------------
Sangamo Biosciences Inc           Common Stock   800677106   2,598   320,000 SH       sole                320,000
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Scientific Games Corp             CL A           80874P109     874    25,000 SH       sole                 25,000
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Shaw Group Inc                    Common Stock   820280105   2,782    60,100 SH       sole                 60,100
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Sunpower Corp                     Com CL A       867652109   1,784    28,300 SH       sole                 28,300
-----------------------------------------------------------------------------------------------------------------------------------
Telvent Git SA                    SHS            E90215109   2,534    96,500 SH       sole                 96,500
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Third Wave Technologies Inc       Common Stock   88428W108   1,123   192,000 SH       sole                192,000
-----------------------------------------------------------------------------------------------------------------------------------
Transocean Inc                    ORD            G90078109     530     5,000 SH       sole                  5,000
-----------------------------------------------------------------------------------------------------------------------------------
Zymogenetics Inc                  Common Stock   98985T109     438    30,000 SH       sole                 30,000
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